Lease Commitments Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Leases [Abstract]
Operating Leases, Rent Expense, Net	$ 233	$ 301	$ 378